Balance Sheets - USD ($)	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Current Assets
Cash	$ 77,204	$ 198,192	$ 352,254
Prepaid expenses	43,500		8,076
Total Current Assets	120,704	198,192	360,600
Marketable securities held in Trust Account	13,542,749	13,545,503	110,149,122
TOTAL ASSETS	13,663,453	13,743,695	110,509,722
Current liabilities
Accounts payable and accrued expenses	1,508,164	883,176	5,723
Total Current Liabilities	1,508,164	883,176	5,723
Warrant Liability	770,250
Total Liabilities	2,278,414	883,176	5,723
Commitments and Contingencies (Note 7)
Ordinary shares subject to possible redemption, 1,322,096 and 767,392 shares at redemption value at March 31, 2021 and December 31, 2020, respectively	13,542,749	7,860,513	105,503,991
Shareholders’ Equity
Preferred shares, $0.0001 par value; 1,000,000 shares authorized; none issued and outstanding
Ordinary shares, $0.0001 par value; 100,000,000 shares authorized; 3,095,000 and 3,650,004 shares issued and outstanding (excluding 1,322,096 and 767,392 shares subject to possible redemption) at March 31, 2021 and December 31, 2020 respectively	310	365	355
Additional paid-in capital		3,849,880	3,266,203
(Accumulated Deficit) Retained earnings	(2,158,020)	1,149,761	1,733,450
Total Shareholders’ Equity	(2,157,710)	5,000,006	5,000,008
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	$ 13,663,453	$ 13,743,695	$ 110,509,722